Short-Term Borrowings - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-Term Borrowings
Cash and time deposits	$ 151,400	$ 104,000
Unused Credit Lines Amount, Expired Amount	21,676
Assets needs to be secured when borrowings money from bank	$ 155,600